Transactions with Related Parties, Loan Agreement dated May 24, 2017 (Details) $ in Thousands		9 Months Ended
	May 24, 2017 USD ($) Payment	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt		$ 2,000	$ 16,200
Balance outstanding		$ 192,679		$ 195,021
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreement [Abstract]
Face amount	$ 16,200
Proceeds from related party debt	$ 16,200
Number of bullet payments | Payment	1
Maturity date		May 24, 2019
Balance outstanding		$ 11,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date		May 24, 2020
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate		3 months
Margin on variable rate	6.00%
Increase in margin on variable rate if maturity date is extended	1.00%